Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Elevation Series Trust
Entity Central Index Key	0001936157
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000244753
Shareholder Report [Line Items]
Fund Name	Sovereign's Capital Flourish Fund
Trading Symbol	SOVF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sovereign's Capital Flourish Fund - for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at +1 (800) 465-1403 or info@sovereignscapital.com or visit our website at https://www.scetfs.com/sovf for additional information.
Additional Information Phone Number	+1 (800) 465-1403
Additional Information Email	info@sovereignscapital.com
Additional Information Website	https://www.scetfs.com/sovf
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Sovereign's Capital Flourish Fund	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call +1 (800) 465-1403 or visit https://www.scetfs.com/sovf for current month-end performance.
Line Graph [Table Text Block]
	Sovereign's Capital Flourish Fund	S&P Composite 1500 Equal Weight Total Return Index
Sep'23	10,000	10,000
Jul'24	12,394	12,339
Jan'25	12,748	12,780

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (September 29, 2023)
Sovereign's Capital Flourish Fund	15.44%	19.87%
S&P Composite 1500 Equal Weight Total Return Index	16.33%	20.09%

Past performance does not guarantee future results. Call +1 (800) 465-1403 or visit https://www.scetfs.com/sovf for current month-end performance.

Performance Inception Date	Sep. 29, 2023
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 99,952,370
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 277,550
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$99,952,370
# of Portfolio Holdings	81
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$277,550

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Money Market	0.25%
Banking	0.56%
Materials	0.86%
Media	1.03%
Utilities	2.02%
Retail & Wholesale - Staples	2.50%
Real Estate	2.69%
Oil & Gas	3.16%
Financial Services	3.83%
Industrial Products	4.49%
Consumer Staple Products	6.29%
Consumer Discretionary Products	7.76%
Insurance	10.49%
Health Care	11.03%
Tech Hardware & Semiconductors	11.27%
Industrial Services	12.23%
Software & Tech Services	19.54%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Canada	0.47%
United Kingdom	2.77%
United States	96.76%

Material Fund Change [Text Block]